Shareholder Report, Holdings (Details)	Sep. 30, 2024
Schwab Ariel ESG ETF - SAEF | One SpaWorld Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab Ariel ESG ETF - SAEF | Brinks Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab Ariel ESG ETF - SAEF | Norwegian Cruise Line Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Ariel ESG ETF - SAEF | Fiserv, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab Ariel ESG ETF - SAEF | Lindblad Expenditions Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab Ariel ESG ETF - SAEF | KKR and Co., Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab Ariel ESG ETF - SAEF | Generac Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab Ariel ESG ETF - SAEF | First American Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab Ariel ESG ETF - SAEF | Zebra Technologies Crop Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Ariel ESG ETF - SAEF | Nvent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Ariel ESG ETF - SAEF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
Schwab Ariel ESG ETF - SAEF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
Schwab Ariel ESG ETF - SAEF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
Schwab Ariel ESG ETF - SAEF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Schwab Ariel ESG ETF - SAEF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Schwab Ariel ESG ETF - SAEF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Schwab Ariel ESG ETF - SAEF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab Ariel ESG ETF - SAEF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Schwab Ariel ESG ETF - SAEF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Ariel ESG ETF - SAEF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
Schwab Crypto Thematic ETF - STCE | Micro Strategy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Schwab Crypto Thematic ETF - STCE | Ins Energy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Schwab Crypto Thematic ETF - STCE | Cipher Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Schwab Crypto Thematic ETF - STCE | Coinbase Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Crypto Thematic ETF - STCE | Bitlamas Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Schwab Crypto Thematic ETF - STCE | Hut B Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Schwab Crypto Thematic ETF - STCE | Cleanspark Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Crypto Thematic ETF - STCE | Bitdeer Technologies Group Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab Crypto Thematic ETF - STCE | Bit Digital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab Crypto Thematic ETF - STCE | Mara Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab Crypto Thematic ETF - STCE | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
Schwab Crypto Thematic ETF - STCE | IT Services Industry [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Crypto Thematic ETF - STCE | Software [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%
Schwab Crypto Thematic ETF - STCE | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
Schwab Crypto Thematic ETF - STCE | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Schwab Crypto Thematic ETF - STCE | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Schwab Crypto Thematic ETF - STCE | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Schwab Crypto Thematic ETF - STCE | Commercial Banks [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Schwab Crypto Thematic ETF - STCE | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	77.10%
Schwab Crypto Thematic ETF - STCE | CANADA
Holdings [Line Items]
Percent of Total Investments	8.80%
Schwab Crypto Thematic ETF - STCE | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.80%
Schwab Crypto Thematic ETF - STCE | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.00%
Schwab Crypto Thematic ETF - STCE | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%

[1]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.